Additional Information: Condensed Financial Statements of Parent Company (Condensed Balance Sheets of Parent Company) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jun. 30, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 220,797	¥ 1,368,943	$ 167,004	¥ 1,035,425	¥ 410,544	¥ 617,840
Restricted cash	984	6,103		0
Prepayments and other current assets	25,370	157,291		78,864
Total current assets	306,329	1,899,236		1,285,153
Non-current assets:
Restricted cash	0	0		8,024
Total non-current assets	56,259	348,809		494,497
Total assets	362,588	2,248,045		1,779,650
Current liabilities:
Current portion of long-term bank loans	19,610	121,584		128,135
Salaries and welfare payable	17,773	110,194		88,038
Taxes payable	14,332	88,857		55,780
Accrued expenses and other current liabilities	18,479	114,577		96,365
Deferred tax liability		0		0
Total current liabilities	167,821	1,040,497		857,218
Non-current liabilities:
Long-term bank loans	25,606	158,755		291,044
Total liabilities	$ 196,332	¥ 1,217,261		¥ 1,161,847
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2014 and 2015, 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2014 and 2015, respectively)	$ 1,177	¥ 7,296		¥ 6,799
Additional paid-in capital	240,546	1,491,387		1,330,038
Accumulated other comprehensive loss	(511)	(3,171)		(1,684)
Accumulated deficit	(78,474)	(486,540)		(737,695)
Total liabilities and shareholders' equity	362,588	2,248,045		1,779,650
Zhaopin [Member]
Current assets:
Cash and cash equivalents	77,386	479,795	$ 85,262	528,627	¥ 15,385	¥ 22,736
Restricted cash	984	6,103		0
Amounts due from a related party	139	858		2,378
Amounts due from subsidiaries and VIEs	669	4,145		4,145
Prepayments and other current assets	3,263	20,228		329
Total current assets	82,441	511,129		535,479
Non-current assets:
Restricted cash	0	0		8,024
Investment in subsidiaries and VIEs	132,942	824,238		532,634
Total non-current assets	132,942	824,238		540,658
Total assets	215,383	1,335,367		1,076,137
Current liabilities:
Current portion of long-term bank loans	19,610	121,584		128,135
Amounts due to related parties	0	0		990
Amounts due to subsidiaries and VIEs	4,148	25,713		17,851
Salaries and welfare payable	1	9		96
Taxes payable	660	4,093		8,000
Accrued expenses and other current liabilities	883	5,472		21,857
Deferred tax liability	0	0		0
Total current liabilities	25,302	156,871		176,929
Non-current liabilities:
Long-term bank loans	25,606	158,755		291,044
Total liabilities	$ 50,908	¥ 315,626		¥ 467,973
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2014 and 2015, 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2014 and 2015, respectively)	$ 1,177	¥ 7,296		¥ 6,799
Additional paid-in capital	240,546	1,491,387		1,330,038
Accumulated other comprehensive loss	(511)	(3,171)		(1,684)
Accumulated deficit	(76,737)	(475,771)		(726,989)
Total shareholders' equity	164,475	1,019,741		608,164
Total liabilities and shareholders' equity	$ 215,383	¥ 1,335,367		¥ 1,076,137